COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK	57.3%
AGRIBUSINESS	5.5%
AGRICULTURAL PRODUCTS	0.8%
Bunge Global SA		116,143	$8,875,648

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.8%
AGCO Corp.		61,097	5,655,749
Deere & Co.		4,360	2,046,366
Kubota Corp. (Japan)		156,500	1,910,471

			9,612,586

FERTILIZERS & AGRICULTURAL CHEMICALS	1.8%
CF Industries Holdings, Inc.		29,245	2,285,497
Corteva, Inc.		110,762	6,970,252
Mosaic Co.		173,809	4,694,581
Nutrien Ltd. (Canada)		146,782	7,290,662

			21,240,992

PACKAGED FOODS & MEATS	2.1%
Bakkafrost P (Denmark)		88,099	4,146,742
Cal-Maine Foods, Inc.		26,729	2,429,666
JBS SA		326,562	2,352,595
Minerva SA (Brazil)(a)		1,023,201	1,133,214
Mowi ASA (Norway)		214,501	3,967,597
Smithfield Foods, Inc.		235,199	4,795,707
SunOpta, Inc. (Canada)(a)		155,881	757,582
Tyson Foods, Inc., Class A		22,779	1,453,528
WH Group Ltd. (Hong Kong)(b)		4,364,500	4,004,720

			25,041,351

TOTAL AGRIBUSINESS			64,770,577

AIRPORTS	0.4%
Aena SME SA (Spain)(b)		5,387	1,261,687
Auckland International Airport Ltd. (New Zealand)		277,921	1,289,141
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		74,644	2,039,492

			4,590,320

COMMUNICATIONS—TOWER	3.0%
American Tower Corp.		63,530	13,824,128
Cellnex Telecom SA (Spain)(b)		167,708	5,953,478
Crown Castle, Inc.		141,654	14,764,596
SES SA (Luxembourg)		198,507	1,171,965

			35,714,167

ELECTRIC	4.9%
Alliant Energy Corp.		21,561	1,387,450
Ameren Corp.		12,454	1,250,382
CenterPoint Energy, Inc.		111,513	4,040,116
Chubu Electric Power Co., Inc. (Japan)		77,400	837,524
Cia Paranaense de Energia—Copel (Brazil)		500,348	821,572
Consolidated Edison, Inc.		35,723	3,950,607

		Shares	Value
Enel SpA (Italy)		289,620	$2,347,806
Entergy Corp.		25,101	2,145,885
Evergy, Inc.		32,152	2,216,880
Eversource Energy		25,636	1,592,252
Exelon Corp.		155,354	7,158,712
Kansai Electric Power Co., Inc. (Japan)		96,300	1,138,021
National Grid PLC (United Kingdom)		994,321	12,966,154
NextEra Energy, Inc.		11,562	819,630
NTPC Ltd. (India)		207,380	868,607
PG&E Corp.		343,780	5,906,140
Power Assets Holdings Ltd. (Hong Kong)		168,500	1,009,079
PPL Corp.		61,076	2,205,454
Public Service Enterprise Group, Inc.		11,953	983,732
RWE AG (Germany)		51,574	1,841,425
Tenaga Nasional Bhd. (Malaysia)		403,600	1,216,939
WEC Energy Group, Inc.		9,071	988,558

			57,692,925

ENERGY	5.9%
INTEGRATED OIL & GAS	3.6%
BP PLC (United Kingdom)		701,552	3,952,066
Cenovus Energy, Inc. (Canada)		141,024	1,959,960
Exxon Mobil Corp.(c)		106,948	12,719,326
Petroleo Brasileiro SA, ADR (Brazil)		82,963	1,189,689
Shell PLC		342,699	12,505,744
TotalEnergies SE (France)		152,198	9,818,345

			42,145,130

OIL & GAS EQUIPMENT & SERVICES	0.1%
Tenaris SA		83,456	1,629,751

OIL & GAS EXPLORATION & PRODUCTION	1.4%
Canadian Natural Resources Ltd. (Canada)		198,921	6,120,859
EOG Resources, Inc.		27,188	3,486,589
EQT Corp.		16,011	855,468
Expand Energy Corp.		25,330	2,819,735
Hess Corp.		21,057	3,363,435

			16,646,086

OIL & GAS REFINING & MARKETING	0.8%
Reliance Industries Ltd., GDR (India)(b)		117,945	6,923,372
Valero Energy Corp.		19,120	2,525,178

			9,448,550

TOTAL ENERGY			69,869,517

ENVIRONMENTAL SERVICES	0.4%
Cleanaway Waste Management Ltd. (Australia)		903,615	1,468,022
GFL Environmental, Inc.		39,610	1,913,559
Waste Connections, Inc.		5,167	1,007,117

			4,388,698

		Shares	Value
GAS DISTRIBUTION	1.2%
ENN Energy Holdings Ltd., (H Shares) (China)		418,257	$3,450,784
Italgas SpA (Italy)		274,715	1,970,922
Naturgy Energy Group SA (Spain)		36,623	1,018,523
NiSource, Inc.		90,181	3,615,356
Osaka Gas Co. Ltd. (Japan)		42,100	949,559
Sempra		35,918	2,563,108
Tokyo Gas Co. Ltd. (Japan)		27,500	873,275

			14,441,527

INDUSTRIALS—CAPITAL GOODS	0.2%
MasTec, Inc.(a)		14,692	1,714,703

MARINE PORTS	0.5%
International Container Terminal Services, Inc. (Philippines)		288,670	1,790,788
Koninklijke Vopak NV (Netherlands)		62,584	2,713,650
Santos Brasil Participacoes SA (Brazil)		677,354	1,579,893

			6,084,331

METALS & MINING	4.9%
ALUMINUM	0.3%
Century Aluminum Co.(a)		84,035	1,559,690
China Hongqiao Group Ltd., (H Shares) (China)		865,000	1,778,589

			3,338,279

CONSTRUCTION MATERIALS	0.1%
CRH PLC		10,464	920,518
Vulcan Materials Co.		4,253	992,225

			1,912,743

DIVERSIFIED METALS & MINING	2.3%
Anglo American PLC (South Africa)		210,010	5,818,962
BHP Group Ltd. (Australia)		236,854	5,653,532
Cameco Corp. (Canada)		50,575	2,081,667
Capstone Copper Corp. (Canada)(a)		160,593	826,930
Glencore PLC (Australia)(a)		1,603,045	5,804,263
Hudbay Minerals, Inc. (Canada)		179,055	1,357,486
Rio Tinto PLC, ADR (Australia)		23,481	1,410,739
Teck Resources Ltd., Class B (Canada)		115,617	4,211,927

			27,165,506

GOLD	1.5%
Agnico Eagle Mines Ltd. (Canada)		50,586	5,484,028
Coeur Mining, Inc.(a)		203,211	1,203,009
Hochschild Mining PLC (Peru)(a)		254,871	870,812
Newmont Corp.		81,827	3,950,608
Perpetua Resources Corp.(a)		133,329	1,425,287
Wheaton Precious Metals Corp. (Brazil)		60,949	4,731,471

			17,665,215

		Shares	Value
STEEL	0.7%
ArcelorMittal SA (Luxembourg)		30,790	$881,271
Cleveland-Cliffs, Inc.(a)		106,610	876,334
POSCO Holdings, Inc. (South Korea)		4,400	832,190
Steel Dynamics, Inc.		13,860	1,733,609
U.S. Steel Corp.		35,135	1,484,805
Vale SA, ADR (Brazil)		202,915	2,025,092

			7,833,301

TOTAL METALS & MINING			57,915,044

MIDSTREAM	5.8%
Cheniere Energy, Inc.		13,873	3,210,212
Enbridge, Inc. (Canada)		217,176	9,611,855
Kinder Morgan, Inc.		46,015	1,312,808
Kinetik Holdings, Inc.		31,911	1,657,457
ONEOK, Inc.		9,773	969,677
Pembina Pipeline Corp. (Canada)		195,299	7,811,689
South Bow Corp. (Canada)		70,113	1,791,011
Targa Resources Corp.		47,806	9,583,669
TC Energy Corp. (Canada)		305,256	14,415,898
Venture Global, Inc., Class A		276,691	2,849,917
Williams Cos., Inc.		240,111	14,349,033

			67,563,226

RAILWAYS	0.1%
Aurizon Holdings Ltd. (Australia)		273,554	529,884
East Japan Railway Co. (Japan)		48,400	952,575

			1,482,459

REAL ESTATE	23.2%
DATA CENTERS	2.1%
Digital Core REIT Management Pte. Ltd. (Singapore)		3,976,800	2,107,704
Digital Realty Trust, Inc.		91,585	13,123,214
Equinix, Inc.		12,131	9,891,011

			25,121,929

DIVERSIFIED	4.8%
British Land Co. PLC (United Kingdom)		45,600	217,591
CapitaLand Integrated Commercial Trust (Singapore)		1,518,984	2,374,207
Charter Hall Group (Australia)		296,616	2,998,810
Fastighets AB Balder, Class B (Sweden)(a)		286,352	1,791,872
Goodman Group (Australia)		412,037	7,319,626
Ingenia Communities Group (Australia)		672,967	2,279,129
Japan Metropolitan Fund Invest (Japan)		3,841	2,450,721
KDX Realty Investment Corp. (Japan)		461	454,269
Lamar Advertising Co., Class A		11,086	1,261,365
Land Securities Group PLC (United Kingdom)		167,336	1,188,859
Link REIT (Hong Kong)		656,200	3,069,567
LondonMetric Property PLC (United Kingdom)		679,408	1,609,564
Merlin Properties Socimi SA (Spain)		142,148	1,514,759
Mitsubishi Estate Co. Ltd. (Japan)		294,300	4,771,902

		Shares	Value
Mitsui Fudosan Co. Ltd. (Japan)		762,500	$6,763,826
Nomura Real Estate Holdings, Inc. (Japan)		200,200	1,162,572
Nomura Real Estate Master Fund, Inc. (Japan)		2,091	1,986,582
Nyfosa AB (Sweden)(a)		100,643	877,089
Orix JREIT, Inc. (Japan)		1,063	1,248,754
PulteGroup, Inc.		9,850	1,012,580
Stockland (Australia)		1,413,279	4,327,128
Sun Hung Kai Properties Ltd. (Hong Kong)		293,500	2,787,353
Swiss Prime Site AG (Switzerland)		4,309	528,945
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		757,000	1,840,588

			55,837,658

HEALTH CARE	3.6%
Aedifica SA (Belgium)		14,014	946,326
Healthcare Realty Trust, Inc., Class A		250,027	4,225,456
Omega Healthcare Investors, Inc.		131,669	5,013,956
PACS Group, Inc.(a)		29,293	329,253
Parkway Life Real Estate Investment Trust (Singapore)		727,700	2,247,743
Welltower, Inc.		194,644	29,821,407

			42,584,141

HOTEL	0.6%
Caesars Entertainment, Inc.(a)		74,461	1,861,525
Host Hotels & Resorts, Inc.		346,250	4,920,213

			6,781,738

INDUSTRIALS	2.6%
Americold Realty Trust, Inc.		133,712	2,869,459
Catena AB (Sweden)		13,340	577,300
Dream Industrial Real Estate Investment Trust (Canada)		449,983	3,533,448
Mitsui Fudosan Logistics Park, Inc. (Japan)		3,047	2,090,381
Nippon Prologis REIT, Inc. (Japan)		919	1,419,031
Prologis, Inc.		121,134	13,541,570
Segro PLC (United Kingdom)		109,244	974,828
Tritax Big Box REIT PLC (United Kingdom)		1,690,512	3,065,940
VGP NV (Belgium)		9,491	824,088
Warehouses De Pauw CVA (Belgium)		55,458	1,314,470

			30,210,515

OFFICE	0.3%
BXP, Inc.		15,193	1,020,818
Great Portland Estates PLC (United Kingdom)		88,957	341,858
Japan Real Estate Investment Corp. (Japan)		1,560	1,115,994
Kilroy Realty Corp.		21,487	703,914
Nippon Building Fund, Inc. (Japan)		709	602,217

			3,784,801

RESIDENTIAL	4.0%
American Homes 4 Rent, Class A		82,923	3,135,319
Essex Property Trust, Inc.		21,168	6,489,474
Grainger PLC (United Kingdom)		310,658	816,630
Invitation Homes, Inc.		284,634	9,919,495
LEG Immobilien SE (Germany)		22,637	1,602,289

		Shares	Value
Nippon Accommodations Fund, Inc. (Japan)		2,125	$1,542,853
Sun Communities, Inc.		68,390	8,797,689
TAG Immobilien AG (Germany)(a)		94,616	1,287,038
UDR, Inc.		234,711	10,601,896
Vonovia SE (Germany)		77,695	2,096,929
Xior Student Housing NV (Belgium)(d)		22,048	655,613

			46,945,225

RETAIL	2.6%
Agree Realty Corp.		106,342	8,208,539
Frasers Centrepoint Trust (Singapore)		481,300	780,942
Frasers Centrepoint Trust (Placement Shares) (Singapore)(a)		361,000	569,222
Kimco Realty Corp.		192,945	4,098,152
Klepierre SA (France)		93,788	3,135,688
Mercialys SA (France)		48,889	613,219
Realty Income Corp.		61,440	3,564,134
Simon Property Group, Inc.		44,155	7,333,262
Unibail-Rodamco-Westfield (France)		32,901	2,771,358

			31,074,516

SELF STORAGE	1.8%
Big Yellow Group PLC (United Kingdom)		85,120	1,024,768
Extra Space Storage, Inc.		61,826	9,180,543
Public Storage		30,469	9,119,067
Safestore Holdings PLC (United Kingdom)		215,024	1,705,429
Shurgard Self Storage Ltd. (Belgium)		15,862	572,863

			21,602,670

SPECIALTY	0.5%
Iron Mountain, Inc.		71,781	6,176,037

TIMBER	0.3%
Weyerhaeuser Co.		117,874	3,451,351

TOTAL REAL ESTATE			273,570,581

TOLL ROADS	1.0%
Vinci SA (France)		95,493	12,008,737

WATER	0.3%
Essential Utilities, Inc.		90,938	3,594,779

TOTAL COMMON STOCK (Identified cost—$601,751,053)			675,401,591

EXCHANGE-TRADED FUNDS	6.8%
CORPORATE BONDS	1.5%
SPDR Portfolio Short Term Corporate Bond ETF		568,925	17,124,642

GOLD	5.3%
iShares Gold Trust(a)		318,950	18,805,292
SPDR Gold MiniShares Trust(a)		709,113	43,887,004

			62,692,296

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$56,615,379)			79,816,938

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(e)		1,547	$38,861

INSURANCE	0.0%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(f)		6,941	170,818

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(g)		10,000	252,000

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$462,801)			461,679

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	3.4%
BANKING	0.8%
Bank of America Corp., 6.30% to 3/10/26, Series DD(e)(f)		950,000	963,481
Charles Schwab Corp., 5.375% to 6/1/25, Series G(e)(f)		280,000	279,707
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(f)		1,200,000	1,210,135
Corestates Capital III, 5.155% (3 Month USD Term SOFR + 0.832%), due 2/15/27(b)(g)		1,000,000	982,884
Truist Financial Corp., 5.211% (3 Month USD Term SOFR + 0.912%), due 3/15/28(g)		550,000	538,415
Truist Financial Corp., 5.255% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(g)		600,000	592,257
Truist Financial Corp., 6.669% to 9/1/25, Series N(e)(f)		1,343,000	1,340,782
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d)(e)(f)(h)		1,000,000	986,369
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d)(e)(f)(h)		600,000	601,328
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e)(f)		1,875,000	1,876,051

			9,371,409

ENERGY	0.1%
BP Capital Markets PLC, 4.375% to 6/22/25(e)(f)		1,765,000	1,759,709

INSURANCE	1.0%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(f)		560,000	558,038
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(d)(f)		981,000	983,453
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(d)(f)		1,000,000	999,812
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(d)(f)		2,500,000	2,502,750
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(f)		955,000	976,204
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)		500,000	501,318
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)		3,200,000	3,188,916
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(b)(e)(f)		1,500,000	1,499,282

			11,209,773

PIPELINES	0.3%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(f)		2,250,000	2,189,115
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(f)		1,350,000	1,343,993

			3,533,108

REAL ESTATE	0.4%
Crown Castle, Inc., 1.35%, due 7/15/25		1,454,000	1,440,798
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)		2,838,000	2,825,453

			4,266,251

		Principal Amount*	Value
UTILITIES	0.8%
American Electric Power Co., Inc., 5.699%, due 8/15/25		5,092,000	$5,110,430
DTE Energy Co., 1.05%, due 6/1/25, Series F		1,241,000	1,232,774
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(f)		1,470,000	1,478,369
Sempra, 4.875% to 10/15/25(e)(f)		1,705,000	1,692,953

			9,514,526

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$39,093,884)			39,654,776

CORPORATE BONDS	11.1%
CONSUMER STAPLE PRODUCTS	0.4%
Mars, Inc., 4.45%, due 3/1/27, 144A(b)		2,475,000	2,480,444
Mars, Inc., 4.60%, due 3/1/28, 144A(b)		2,540,000	2,550,689

			5,031,133

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,260,380

HEALTH CARE	0.5%
AbbVie, Inc., 4.65%, due 3/15/28		1,450,000	1,462,072
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,493,887
Eli Lilly & Co., 4.55%, due 2/12/28		1,171,000	1,182,802
Johnson & Johnson, 4.55%, due 3/1/28		1,720,000	1,739,307

			5,878,068

INDUSTRIALS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	945,845

PIPELINES	0.2%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(b)		2,903,000	2,905,064

REAL ESTATE	5.7%
Alexandria Real Estate Equities, Inc., 3.45%, due 4/30/25		721,000	720,192
American Homes 4 Rent LP, 4.25%, due 2/15/28		2,551,000	2,525,189
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,218,097
AvalonBay Communities, Inc., 2.95%, due 5/11/26		1,275,000	1,253,514
AvalonBay Communities, Inc., 3.45%, due 6/1/25		2,244,000	2,239,240
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,522,589
CubeSmart LP, 3.125%, due 9/1/26		290,000	284,137
CubeSmart LP, 4.00%, due 11/15/25		5,764,000	5,741,911
Equinix, Inc., 1.25%, due 7/15/25		500,000	494,978
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,063,332
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,362,695
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	1,487,151
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,500,000
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,182,368
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		4,258,000	4,253,418
Host Hotels & Resorts LP, 4.00%, due 6/15/25, Series E		896,000	895,173
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,527,081
Kimco Realty OP LLC, 3.85%, due 6/1/25		6,162,000	6,151,409

		Principal Amount*	Value
NNN REIT, Inc., 4.00%, due 11/15/25		404,000	$402,457
Realty Income Corp., 0.75%, due 3/15/26		500,000	482,536
Realty Income Corp., 3.20%, due 1/15/27		587,000	573,248
Realty Income Corp., 3.875%, due 4/15/25		1,931,000	1,930,146
Realty Income Corp., 4.625%, due 11/1/25		800,000	799,816
Realty Income Corp., 5.05%, due 1/13/26		1,583,000	1,583,160
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,161,332
Regency Centers LP, 3.90%, due 11/1/25		2,497,000	2,480,885
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,362,660
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, due 10/28/25 (Australia)(b)		683,000	677,193
Scentre Group Trust 1/Scentre Group Trust 2, 3.625%, due 1/28/26, 144A (Australia)(b)		732,000	725,860
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,963,875
UDR, Inc., 2.95%, due 9/1/26		250,000	244,697
UDR, Inc., 3.50%, due 7/1/27		2,037,000	1,990,959
Ventas Realty LP, 4.125%, due 1/15/26		4,338,000	4,316,803
VICI Properties LP, 4.75%, due 4/1/28		515,000	516,384
VICI Properties LP/VICI Note Co., Inc., 4.50%, due 1/15/28(b)		1,587,000	1,568,228
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 6/15/25(b)		4,969,000	4,971,732
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,547,530
Welltower OP LLC, 4.25%, due 4/15/28		1,877,000	1,859,126

			67,581,101

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,231,362

TELECOMMUNICATIONS	1.9%
AT&T, Inc., 2.30%, due 6/1/27		3,309,000	3,163,350
AT&T, Inc., 4.25%, due 3/1/27		374,000	372,578
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	735,311
T-Mobile USA, Inc., 3.50%, due 4/15/25		11,760,000	11,753,992
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,724,891
T-Mobile USA, Inc., 4.75%, due 2/1/28		1,250,000	1,249,525
Verizon Communications, Inc., 4.329%, due 9/21/28		2,890,000	2,876,004

			21,875,651

UTILITIES	2.0%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,750,577
CMS Energy Corp., 3.60%, due 11/15/25		3,335,000	3,310,173
DTE Energy Co., 4.95%, due 7/1/27		910,000	917,079
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,414,622
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(b)		2,627,000	2,623,378
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(b)		800,000	807,560
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,630,432
NiSource, Inc., 0.95%, due 8/15/25		2,727,000	2,691,676
Sempra, 3.30%, due 4/1/25		5,360,000	5,360,000
Southern Power Co., 0.90%, due 1/15/26		750,000	727,829
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,485,662
WEC Energy Group, Inc., 5.60%, due 9/12/26		401,000	406,915

			23,125,903

TOTAL CORPORATE BONDS (Identified cost—$130,388,634)			130,834,507

		Shares	Value
SHORT-TERM INVESTMENTS	22.5%
MONEY MARKET FUNDS	3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(i)		10,624,840	$10,624,840
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(i)		35,567,144	35,567,144

			46,191,984

		Principal Amount*
U.S. TREASURY BILLS	16.5%
U.S. Treasury Bills, 4.280%, due 4/15/25(j)		8,000,000	7,987,002
U.S. Treasury Bills, 4.294%, due 4/15/25(j)		60,000,000	59,902,117
U.S. Treasury Bills, 4.290%, due 6/20/25(j)		24,442,000	24,214,108
U.S. Treasury Bills, 4.294%, due 6/20/25(j)		10,000,000	9,906,762
U.S. Treasury Bills, 4.271%, due 7/31/25(j)(k)		39,851,000	39,293,125
U.S. Treasury Bills, 4.304%, due 7/31/25(j)(k)		28,383,000	27,985,665
U.S. Treasury Bills, 4.311%, due 7/31/25(j)(k)		25,000,000	24,650,024

			193,938,803

U.S. TREASURY NOTES	2.1%
U.S. Treasury Floating Rate Notes, 4.404% (3 Month Treasury Money Market Yield + 0.169%), due 4/30/25(g)		24,714,000	24,714,061

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$264,850,753)			264,844,848

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,093,162,504)	101.1%		1,191,014,339
WRITTEN OPTION CONTRACTS (Premiums received—$30,206)	(0.0)		(28,300)
LIABILITIES IN EXCESS OF OTHER ASSETS(l)	(1.1)		(12,974,753)

NET ASSETS	100.0%		$1,178,011,286

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Call—U.S. Steel Corp.	$43.00	4/17/25	(100)	$(422,600)	$(30,206)	$(28,300)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	97	April 14, 2025	$6,293,744	$6,101,664	$(192,080)
Aluminum HG LME	99	May 19, 2025	6,438,883	6,260,314	(178,569)
Aluminum HG LME	186	July 14, 2025	12,283,602	11,793,237	(490,365)
Brent Crude Oil(n)	149	June 30, 2025	10,227,818	10,914,250	686,432
Brent Crude Oil(n)	146	July 31, 2025	9,964,563	10,599,600	635,037
Coffee C	2	May 19, 2025	288,607	284,813	(3,794)
Coffee C	70	July 21, 2025	10,309,227	9,854,250	(454,977)
Copper	72	July 29, 2025	8,630,845	9,145,800	514,955
Copper	71	September 26, 2025	8,645,875	9,086,225	440,350
Corn	687	July 14, 2025	17,347,645	15,912,637	(1,435,008)
Cotton No.2	122	July 9, 2025	4,210,469	4,147,390	(63,079)
Cotton No.2	9	December 8, 2025	310,511	314,640	4,129
Gasoline RBOB	36	May 30, 2025	3,487,709	3,448,116	(39,593)
Gasoline RBOB	35	June 30, 2025	3,359,822	3,321,318	(38,504)
Gold 100 oz	150	August 27, 2025	44,753,156	47,628,000	2,874,844
KC HRW Wheat	93	July 14, 2025	2,855,187	2,650,500	(204,687)
KC HRW Wheat	89	September 12, 2025	2,681,752	2,603,250	(78,502)
Lead LME	29	April 14, 2025	1,416,736	1,444,570	27,834
Lead LME	45	May 19, 2025	2,309,591	2,254,545	(55,046)
Lead LME	27	June 16, 2025	1,389,427	1,356,703	(32,724)
Lead LME	55	July 14, 2025	2,761,569	2,772,798	11,229
Lean Hogs(n)	15	June 13, 2025	617,816	571,650	(46,166)
Lean Hogs(n)	139	July 15, 2025	5,515,816	5,327,870	(187,946)
Live Cattle	124	August 29, 2025	9,603,327	9,921,240	317,913
Live Cattle	6	October 31, 2025	470,388	477,060	6,672
Low Sulphur Gasoil	58	June 12, 2025	3,994,337	3,925,150	(69,187)
Low Sulphur Gasoil	57	July 10, 2025	3,901,776	3,834,675	(67,101)
Natural Gas	118	April 28, 2025	3,897,072	4,860,420	963,348
Natural Gas	237	May 28, 2025	8,995,016	10,089,090	1,094,074
Natural Gas	359	June 26, 2025	14,169,768	16,061,660	1,891,892
Nickel LME	30	April 14, 2025	2,935,720	2,832,275	(103,445)
Nickel LME	75	May 19, 2025	7,214,143	7,119,162	(94,981)
Nickel LME	37	June 16, 2025	3,675,898	3,527,416	(148,482)
Nickel LME	37	July 14, 2025	3,488,745	3,542,223	53,478
Nickel LME	36	August 18, 2025	3,406,678	3,465,502	58,824
NY Harbor ULSD	32	May 30, 2025	3,100,028	3,036,230	(63,798)
NY Harbor ULSD	31	June 30, 2025	3,000,920	2,935,750	(65,170)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Silver	82	July 29, 2025	$13,610,427	$14,322,940	$712,513
Soybean	307	July 14, 2025	16,436,134	15,783,637	(652,497)
Soybean	29	November 14, 2025	1,472,512	1,477,913	5,401
Soybean Meal	324	July 14, 2025	10,114,804	9,700,560	(414,244)
Soybean Oil	381	July 14, 2025	10,640,474	10,376,154	(264,320)
Sugar #11 (World)	14	April 30, 2025	279,580	295,725	16,145
Sugar #11 (World)	377	June 30, 2025	7,582,387	7,874,776	292,389
Wheat	146	July 14, 2025	4,382,479	4,018,650	(363,829)
Wheat	140	September 12, 2025	4,121,340	3,963,750	(157,590)
WTI Crude Oil	135	May 20, 2025	9,554,241	9,578,250	24,009
WTI Crude Oil	133	June 20, 2025	9,362,436	9,352,560	(9,876)
Zinc LME	52	April 14, 2025	4,030,481	3,694,002	(336,479)
Zinc LME	52	May 19, 2025	4,032,567	3,703,440	(329,127)
Zinc LME	88	July 14, 2025	6,299,967	6,281,770	(18,197)
Zinc LME	44	September 15, 2025	3,215,903	3,145,835	(70,068)

			$343,089,918	$346,991,955	$3,902,037

SHORT FUTURES OUTSTANDING
Aluminum HG LME	97	April 14, 2025	(6,376,475)	(6,101,664)	274,811
Aluminum HG LME	99	May 19, 2025	(6,511,934)	(6,260,315)	251,619
Lead LME	29	April 14, 2025	(1,432,964)	(1,444,570)	(11,606)
Lead LME	45	May 19, 2025	(2,229,969)	(2,254,545)	(24,576)
Lead LME	28	July 14, 2025	(1,439,030)	(1,411,606)	27,424
Nickel LME	30	April 14, 2025	(2,884,598)	(2,832,275)	52,323
Nickel LME	75	May 19, 2025	(7,006,589)	(7,119,162)	(112,573)
Nickel LME	36	August 18, 2025	(3,607,809)	(3,465,502)	142,307
Zinc LME	52	April 14, 2025	(3,691,157)	(3,694,002)	(2,845)
Zinc LME	52	May 19, 2025	(3,708,893)	(3,703,440)	5,453
Zinc LME	44	July 14, 2025	(3,207,275)	(3,140,885)	66,390

			$(42,096,693)	$(41,427,966)	$668,727

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $47,998,788 which represents 4.1% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $349,060 in aggregate has been pledged as collateral.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $6,729,325 which represents 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)	Variable rate. Rate shown is in effect at March 31, 2025.
(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,587,697 or 0.1% of the net assets of the Fund.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $29,712,153 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2025.
(m)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(n)	Futures contracts are cash settled based upon the price of the underlying commodity.

Country Summary	% of Net Assets
United States	51.7
Canada	6.5
Australia	3.2
Japan	3.0
France	2.6
United Kingdom	2.4
Hong Kong	1.1
Brazil	1.0
Spain	0.8
Singapore	0.7
India	0.7
Italy	0.7
Germany	0.6
South Africa	0.5
Other (includes short-term investments)	24.5

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Real Estate—Retail	$30,505,294	$569,222	$—	$31,074,516
Other Industries	644,327,075	—	—	644,327,075
Exchange-Traded Funds	79,816,938	—	—	79,816,938
Preferred Securities—Exchange-Traded	461,679	—	—	461,679
Preferred Securities—Over-the-Counter	—	39,654,776	—	39,654,776
Corporate Bonds	—	130,834,507	—	130,834,507
Short-Term Investments	—	264,844,848	—	264,844,848

Total Investments in Securities(a)	$755,110,986	$435,903,353	$—	$1,191,014,339

Futures Contracts	$11,451,795	$—	$—	$11,451,795

Total Derivative Assets(a)	$11,451,795	$—	$—	$11,451,795

Futures Contracts	$(6,881,031)	$—	$—	$(6,881,031)
Written Option Contracts	(28,300)	—	—	(28,300)

Total Derivative Liabilities(a)	$(6,909,331)	$—	$—	$(6,909,331)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.